Form N-1A Cover	Jan. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VIRTUS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000792359
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 01, 2026
Prospectus Date	Apr. 28, 2025